Equity-Accounted Investees - Summary Of Financial Position Of Wallbox (Details) - EUR (€)	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [line items]
Property, plant and equipment	€ 25,273,702		€ 5,422,319	[1]	€ 1,392,886
Non-current financial assets	1,299,319		864,772	[1]
Total Non-Current Assets	91,121,975		40,330,355	[1]
Inventories	27,489,273		7,244,621	[1]
Trade and other financial receivables	23,756,836		8,984,126	[1]
Cash and cash equivalents	113,865,299		22,338,021	[1],[2]	6,447,332	[2]	€ 2,286,852
Total Current Assets	251,490,612		41,513,468	[1]
Total Assets	342,612,587		81,843,823	[1]	32,455,117
Loans and borrowings	17,577,451	€ 154,680,293	9,744,462	[1]
Total Non-Current Liabilities	41,173,737		45,933,722	[1]
Total Current Liabilities	170,366,393		23,676,980	[1]
Total Liabilities	211,540,130		69,610,702	[1]	€ 23,071,275
Goodwill	6,146,302		6,154,133	[1]
Joint ventures where entity is venturer [member] | Wallbox Fawsn [Member]
Disclosure of joint ventures [line items]
Property, plant and equipment	187,183		191,989
Non-current financial assets	143,570		0
Total Non-Current Assets	330,753		191,989
Inventories	674,250		227,086
Trade and other financial receivables	534,206		23,782
Advance payments	2,139		28,680
Cash and cash equivalents	198,421		160,238
Total Current Assets	1,409,016		439,786
Total Assets	1,739,769		631,775
Loans and borrowings	2,501,842		467,435
Total Non-Current Liabilities	2,501,842		467,435
Trade and other financial payables	1,020,729		27,796
Loans and borrowings	0		467,414
Total Current Liabilities	1,020,729		495,210
Total Liabilities	3,522,571		962,645
Foreign currency translation reserve	147,632		1,648
Net Assets (Liabilities)	(1,635,170)		(329,222)
Group's share in equity - 50% (2020; 50%)	0		0
Goodwill	0		0
Group's carrying amount of the investment	€ 0		€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.